Schedule of accounts receivables (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Credit Loss [Abstract]
Account receivables	$ 363,060	$ 496,012	$ 4,757,754
Less: allowance for credit losses			(546,892)
Accounts receivable, net	$ 363,060	$ 496,012	$ 4,210,862